Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated for the years ended December
31
,
2017
,
2018
and
2019
as follows:

	Year ended December 31,
	2017	2018	2019
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:

Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	1,949,655	2,128,787	4,016,832
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	117,554,229	132,266,157	133,524,129

Basic earnings per Class A and Class B ordinary shares	16.59	16.09	30.08

Diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Diluted earnings per share:

Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	1,949,655	2,128,787	4,016,832
Interest expenses from Convertible Senior Notes	54,673	57,293	9,062
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	2,004,328	2,186,080	4,025,894
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	117,554,229	132,266,157	133,524,129
Dilutive employee share options and non-vested ordinary shares	1,900,201	1,562,347	1,289,127
Dilutive convertible senior notes	6,261,403	6,255,106	1,268,159

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,715,833	140,083,610	136,081,415
Diluted earnings per Class A and Class B ordinary shares	15.94	15.61	29.58